Financial Liabilities - Details of the convertible Bonds Issued and Outstanding (Detail) ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure of detailed information about borrowings [Line Items]
Redemption at the option of the issuer (Call option)	- On or at any time after 3 years from the issuance, if the closing price of the shares for any 20 trading days out of the 30 consecutive trading days is at least 130% of the applicable conversion price- The aggregate principal amount of the convertible bonds outstanding is less than 10% of the aggregate principal amount originally issued, or- In the event of certain changes in laws and other directives resulting in additional taxes for the holders
Borrowings | ₩	₩ 14,991,410		₩ 12,663,806
Convertible bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	1.50%	1.50%
Issuance date	August 22, 2019
Borrowings, maturity	August 22, 2024
Interest payment	Payable semi-annually in arrear until maturity date
Principal redemption	Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed or converted.
Principal early redemption	Early redemption: The Controlling Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Controlling Company to redeem before maturity (put option). At exercise of each option, the outstanding principal amount together with accrued but unpaid interest are to be redeemed.
Conversion price	19,165 per common share (subject to adjustment based on diluted effects of certain events)
Conversion period	From August 23, 2020 to August 12, 2024
Redemption at the option of the bondholders (Put option)	On the third anniversary from the issuance date
Borrowings | $		$ 687,800,000